Investments - Additional Information (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) security	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) security	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Investments
Gross unrealized losses	$ 1.1		$ 1.1		$ 0.0	$ 0.0
Realized investment losses	0.2	$ 0.0	0.2	$ 0.0
Gross unrealized losses, twelve months or more	$ 0.0		$ 0.0		$ 0.0	$ 0.0
Number of debt securities held, unrealized loss position for 12 months or more | security	1		1		0	4